SEGMENT REPORTING (Details 2) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 114,239,361	$ 111,905,518
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	102,180,639	98,992,331
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,058,722	$ 12,913,187